Earnings per share (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Earnings Per Share

All figures in £ millions	2020	2019	2018
Earnings for the year	310	266	590
Non-controlling interest	—	(2)	(2)

Earnings attributable to equity holders of the company	310	264	588

Weighted average number of shares (millions)	755.4	777.0	778.1
Effect of dilutive share options (millions)	—	0.5	0.6
Weighted average number of shares (millions) for diluted earnings	755.4	777.5	778.7

Earnings per share (in pence per share)
Basic	41.0p	34.0p	75.6p
Diluted	41.0p	34.0p	75.5p